Item 1. Report to Shareholders

T. Rowe Price Institutional Large-Cap Value Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

FINANCIAL HIGHLIGHTS
T. Rowe Price Institutional Large-Cap Value Fund
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                                 ----------------------------------------------
                      6 Months        Year                             3/31/00
                         Ended       Ended                             Through
                       6/30/04    12/31/03    12/31/02    12/31/01    12/31/00

NET ASSET VALUE

Beginning of
period               $   11.28   $    8.74   $   10.39   $   11.34  $   10.00

Investment
activities

  Net investment
  income (loss)           0.08*       0.06*       0.10*       0.16*      0.13*

  Net realized
  and unrealized
  gain (loss)             0.48        2.53       (1.62)       0.32       1.42

  Total from
  investment
  activities              0.56        2.59       (1.52)       0.48       1.55

Distributions

  Net investment
  income                  --         (0.05)      (0.10)      (0.16)     (0.13)

  Net realized gain       --          --         (0.03)      (1.27)     (0.08)

  Total distributions     --         (0.05)      (0.13)      (1.43)     (0.21)

NET ASSET VALUE

End of period        $   11.84   $   11.28   $    8.74   $   10.39   $  11.34
                     --------------------------------------------------------

Ratios/Supplemental Data

Total return^             4.96%*     29.66%*    (14.64)%*      4.44%*   15.57%*

Ratio of
total expenses
to average
net assets                0.65%*+     0.65%*       0.65%*      0.65%*    0.65%*+

Ratio of net
investment
income (loss)
to average
net assets                1.55%*+     1.98%*       1.98%*      1.37%*    1.65%*+

Portfolio
turnover rate             23.7%+      28.9%        25.3%      106.3%     58.4%+

Net assets,
end of period
(in thousands)        $  47,975   $  42,165    $   7,061   $   2,414 $   2,312


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 4/30/06.

+    Annualized

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (1)
T. Rowe Price Institutional Large-Cap Value Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                              Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  98.7%

CONSUMER DISCRETIONARY  12.6%

Automobiles  0.6%

Ford Motor                                          19,999                  313

                                                                            313


Hotels, Restaurants & Leisure  1.0%

McDonald's                                          18,100                  471

                                                                            471


Household Durables  1.0%

Newell Rubbermaid                                   19,500                  458

                                                                            458


Media  8.3%

Comcast, Class A *                                  26,200                  723

Disney                                              35,900                  915

Dow Jones                                            8,550                  386

Liberty Media, Class A *                            54,900                  493

Liberty Media International,
  Series A *                                         2,745                  102

New York Times, Class A                             10,100                  452

Time Warner *                                       51,050                  897

                                                                          3,968


Multiline Retail  0.5%

May Department Stores                                9,300                  256

                                                                            256


Specialty Retail  1.2%

Home Depot                                          15,800                  556

                                                                            556

Total Consumer Discretionary                                              6,022


CONSUMER STAPLES  3.9%

Food & Staples Retailing  0.7%

CVS                                                  8,020                  337

                                                                            337


Food Products  1.9%

Campbell Soup                                       16,550                  445

General Mills                                       10,000                  475

                                                                            920


Tobacco  1.3%

Altria Group                                         8,800                  441

UST                                                  5,500                  198

                                                                            639

Total Consumer Staples                                                    1,896


ENERGY  10.3%

Energy Equipment & Services  1.5%

Baker Hughes                                        18,800                  708

                                                                            708


Oil & Gas  8.8%

Amerada Hess                                         8,700                  689

ChevronTexaco                                       12,450                1,172

Exxon Mobil                                         45,000                1,998

Marathon Oil                                         9,600                  363

                                                                          4,222

Total Energy                                                              4,930


FINANCIALS  30.6%

Capital Markets  5.2%

Franklin Resources                                  10,500                  526

Mellon Financial                                    22,600                  663

Merrill Lynch                                       10,250                  553

Morgan Stanley                                      14,600                  770

                                                                          2,512


Commercial Banks  9.4%

Bank of America                                     21,000                1,777

Bank One                                            18,550                  946

Comerica                                             8,800                  483

SunTrust                                             5,300                  345

U.S. Bancorp                                        35,450                  977

                                                                          4,528



Consumer Finance  1.9%

American Express                                    17,440                  896

                                                                            896


Diversified Financial Services  6.0%

Citigroup                                           40,533                1,885

J.P. Morgan Chase                                   25,200                  977

                                                                          2,862


Insurance  6.8%

Chubb                                                3,100                  211

Lincoln National                                     2,700                  128

Marsh & McLennan                                    13,600                  617

Prudential                                          13,150                  611

SAFECO                                               3,950                  614

Saint Paul Companies                                15,700                  636

UnumProvident                                       27,350                  435

                                                                          3,252


Thrifts & Mortgage Finance  1.3%

Freddie Mac                                          9,700                  614

Total Financials                                                         14,664

HEALTH CARE  6.2%

Pharmaceuticals  6.2%

Bristol-Myers Squibb                                19,300                  473

Johnson & Johnson                                   10,100                  563

Merck                                               23,400                1,111

Schering-Plough                                     19,800                  366

Wyeth                                               13,050                  472

Total Health Care                                                         2,985


INDUSTRIALS & BUSINESS SERVICES  14.6%

Aerospace & Defense  5.0%

Honeywell International                             22,800                  835

Lockheed Martin                                     11,300                  588

Raytheon                                            13,550                  485

Rockwell Collins                                    13,900                  463

                                                                          2,371


Commercial Services & Supplies  1.3%

Waste Management                                    20,800                  638

                                                                            638

Electrical Equipment  0.4%

Cooper Industries, Class A                           3,000                  178

                                                                            178


Industrial Conglomerates  6.0%

General Electric Capital                            74,600                2,417

Tyco International                                  14,550                  482

                                                                          2,899


Road & Rail  1.9%

Burlington Northern Santa Fe                         4,300                  151

CSX                                                 12,400                  406

Union Pacific                                        6,100                  363

                                                                            920

Total Industrials & Business Services                                     7,006


INFORMATION TECHNOLOGY  4.9%

Communications Equipment  1.0%

Motorola                                            25,000                  456

                                                                            456


Computers & Peripherals  1.6%

Hewlett-Packard                                     36,634                  773

                                                                            773


Semiconductor & Semiconductor Equipment  0.5%

Texas Instruments                                   10,900                  264

                                                                            264


Software  1.8%

Microsoft                                           30,000                  857

                                                                            857

Total Information Technology                                              2,350


MATERIALS  5.2%

Chemicals  2.7%

Dow Chemical                                         8,750                  356

DuPont                                              12,740                  566

Hercules *                                          31,650                  386

                                                                          1,308


Metals & Mining  1.1%

Nucor                                                6,700                  514

                                                                            514


Paper & Forest Products  1.4%

International Paper                                 14,700                  657

                                                                            657

Total Materials                                                           2,479


TELECOMMUNICATION SERVICES  5.5%

Diversified Telecommunication Services  5.5%

Alltel                                               9,000                  456

AT&T                                                13,680                  200

Qwest Communications
  International *                                  121,200                  435

Sprint                                              26,750                  471

Verizon Communications                              30,100                1,089

Total Telecommunication Services                                          2,651


UTILITIES  4.9%

Electric Utilities  2.2%

FirstEnergy                                         16,800                  629

TXU                                                 10,400                  421

                                                                          1,050


Gas Utilities  1.3%

NiSource                                            30,900                  637

                                                                            637


Multi-Utilities & Unregulated Power  1.4%

Duke Energy                                         33,050                  670

                                                                            670

Total Utilities                                                           2,357

Total Common Stocks (Cost  $42,886)                                      47,340

SHORT-TERM INVESTMENTS  0.6%

Money Market Fund  0.4%

T. Rowe Price Reserve
Investment Fund, 1.16% #                           184,966                  185

                                                                            185


U.S. Treasury Obligations  0.2%

U.S. Treasury Bills
  0.93%, 7/1/04                                     50,000                   50

  0.94%, 7/1/04                                     50,000                   50

                                                                            100

Total Short-Term Investments
(Cost  $285)                                                                285

Total Investments in Securities

99.3% of Net Assets (Cost $43,171)                                       47,625


(1)  Denominated in U.S. dollars unless otherwise noted

 *   Non-income producing

 #   Seven-day yield



The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
T. Rowe Price Institutional Large-Cap Value Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $43,171)         $             47,625

Other assets                                                                521

Total assets                                                             48,146


Liabilities

Total liabilities                                                           171

NET ASSETS                                                 $             47,975
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                382

Undistributed net realized gain (loss)                                      690

Net unrealized gain (loss)                                                4,454

Paid-in-capital applicable to 4,053,179 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       42,449

NET ASSETS                                                 $             47,975
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.84
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
T. Rowe Price Institutional Large-Cap Value Fund
Certified Semiannual Report
(Unaudited)
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend Income                                            $                493

Expenses
  Investment management                                                     123

  Custody and accounting                                                     50

  Legal and audit                                                             6

  Registration                                                                4

  Prospectus and shareholder reports                                          3

  Director                                                                    3

  Miscellaneous                                                               4

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                              (47)

  Total expenses                                                            146

Net investment income (loss)                                                347


Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                575

  Futures                                                                    13

  Net realized gain (loss)                                                  588

Change in net unrealized gain (loss) on securities                        1,216

Net realized and unrealized gain (loss)                                   1,804

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              2,151
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
T. Rowe Price Institutional Large-Cap Value Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           347      $           204

  Net realized gain (loss)                             588                  110

  Change in net unrealized gain (loss)               1,216                3,540

  Increase (decrease) in net
  assets from operations                             2,151                3,854

Distributions to shareholders
  Net investment income                               --                   (169)

Capital share transactions *
  Shares sold                                        5,601               31,766

  Distributions reinvested                            --                    168

  Shares redeemed                                   (1,942)                (515)

  Increase (decrease) in net
  assets from capital share transactions             3,659               31,419

Net Assets

Increase (decrease) during period                    5,810               35,104

Beginning of period                                 42,165                7,061

End of period                              $        47,975      $        42,165
                                           ------------------------------------
(Including undistributed net investment
income of $382 at 6/30/04 and $35
at 12/31/03)


*Share information
  Shares sold                                          483                2,972

  Distributions reinvested                            --                     15

  Shares redeemed                                     (168)                 (57)

  Increase (decrease) in shares outstanding            315                2,930

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Large-Cap Value Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 2000. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $1,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $9,325,000 and $5,237,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $43,171,000. Net unrealized gain aggregated $4,454,000 at period-end, of which $4,817,000 related to appreciated investments and $363,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2004, investment management fee payable totaled $12,000.

The fund is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65%. Through April 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the following amounts: $218,000 through December 31, 2005, and $47,000 through April 30, 2008.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $33,000 for the six months ended June 30, 2004, of which $5,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $5,000.

T. Rowe Price Institutional Large-Cap Value Fund
Certified Semiannual Report


INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Large-Cap Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Institutional Equity Funds, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004